Annual Total Returns[BarChart] - AIG Multi-Asset Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.61%)	1.84%	20.93%	4.98%	(3.70%)	10.11%	13.80%	(9.25%)	15.80%	6.82%